Inventories, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Inventories, Net [Abstract]
Inventories recognized	$ 86,969	$ 78,294
Recognized as marketing expenses	3,026	4,068
Write-down to net realizable value	$ 2,502	$ 1,010